2. Business Acquisition and Contingent Consideration: Schedule of Business Acquisitions by Acquisition, Contingent Consideration (Tables)	12 Months Ended
Mar. 31, 2017
Tables/Schedules
Schedule of Business Acquisitions by Acquisition, Contingent Consideration

Activity is as follows:	Non Contingent	Contingent	Total
Balance at April 1, 2014	$ 409,861	$ 1,172,654	$ 1,582,515
Less: payments	-	-	-
Change in non-contingent/contingent	421,771	(141,475)	280,296
Balance at March 31, 2015	831,632	1,031,179	1,862,811
Less: payments	-	-	-
Change in non-contingent/contingent	426,363	(272,226)	154,137
Balance at March 31, 2016	1,257,995	758,953	2,016,948
Less: payments	-	-	-
Change in non-contingent/contingent	378,370	(295,191)	83,189
Balance at March 31, 2017	$ 1,636,365	$ 463,772	$ 2,105,137

Allocated as follows as of March31, 2017:
Payable to Boston Scientific Corp.	$ 1,636,365	$ -	$ 1,636,365
Contingent consideration – current	$ -	$ 339,080	$ 339,080
Contingent consideration – non current	$ -	$ 124,692	$ 124,692